Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 7,632,467	¥ 21,443,827	¥ 16,994,025	¥ 11,473,208
Sales of lifestyle and pop toy products
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	6,921,694	19,673,213	15,441,214	10,357,235
Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,004,114	5,410,291	3,158,895	990,048
Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	3,857,191	8,853,156	7,923,836	5,960,518
Sales to offline distributors
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,660,860	3,887,954	3,369,238	2,612,742
Online sales
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	355,380	1,412,624	941,055	706,397
Other sales channels
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	44,149	109,188	48,190	87,530
License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	426,369	1,061,883	869,182	687,575
License fees
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	37,074	155,123	96,836	84,711
Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	66,113	155,185	131,402	102,089
Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	323,182	751,575	640,944	500,775
Others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	284,404	708,731	683,629	428,398
Timing of revenue recognition
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	7,632,467	21,443,827	16,994,025	11,473,208
Point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	7,195,509	20,347,756	16,101,797	10,619,987
Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 436,958	¥ 1,096,071	¥ 892,228	¥ 853,221